Capital Structure and Financial Matters - Capital transactions (Details) $ / shares in Units, $ in Thousands		1 Months Ended
	Nov. 05, 2021 shares	Nov. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2021 DKK (kr)	Feb. 28, 2021 DKK (kr)
Disclosure of classes of share capital [line items]
Registered, issued, and outstanding share capital				$ 5,899	$ 3,886		kr 19,198,668
American Depositary Shares [Member] | IPO
Disclosure of classes of share capital [line items]
Shares sold (in shares)			300,000
Weighted average share price | $ / shares			$ 100.00
Proceeds from sales | $			$ 25,300
American Depositary Shares [Member] | Follow-on public offering
Disclosure of classes of share capital [line items]
Shares sold (in shares)		394,286
Weighted average share price | $ / shares		$ 70.00
Proceeds from sales | $		$ 24,900
Registered, issued, and outstanding share capital | kr						kr 23,141,524
American Depositary Shares [Member] | Underwriters option to purchase shares
Disclosure of classes of share capital [line items]
Shares sold (in shares)	51,429